AMOUNTS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Summary of Weighted Average Shares Used in Calculating Amounts Per Share
The following table reconciles the weighted average number of shares used in the basic and diluted net income (loss) per share calculations:

	Year ended December 31
(000's)	2017	2016
Weighted average number of shares - basic and diluted	551,193	546,566